Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment [Abstract]
Schedule of property and equipment

	As of	As of
	December 31, 2015	December 31, 2014
Lab equipment	$222,724	$3,496
Computer and equipment	14,238	7,795
Total property and equipment	236,962	11,291
Less: accumulated depreciation	(37,387)	(6,660)
Total property and equipment, net	$199,575	$4,631